Leases - maturity of operating lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturity of operating lease liabilities under the Group's operating leases
2025	¥ 8,335
2026	8,258
2027	4,113
Total lease payment	20,706
Less: interest	(1,103)
Present value of operating lease liabilities	¥ 19,603	¥ 35,779